UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Diamond Hill Valuation-Weighted 500 ETF
Schedule of Investments
March 31, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Consumer Discretionary - 15.4%
138	Adient PLC - ADR	$10,028
62	Advance Auto Parts, Inc.	9,192
460	Amazon.com, Inc. (a)	407,808
200	Aramark	7,374
27	AutoZone, Inc. (a)	19,522
302	Best Buy Company, Inc.	14,843
104	Burlington Stores, Inc. (a)	10,118
141	CarMax, Inc. (a)	8,350
814	Carnival Corporation	47,953
459	CBS Corporation	31,836
405	Charter Communications, Inc. (a)	132,565
24	Chipotle Mexican Grill, Inc. (a)	10,693
247	Coach, Inc.	10,209
3,838	Comcast Corporation	144,270
403	D.R. Horton, Inc.	13,424
116	Darden Restaurants, Inc.	9,706
451	Delphi Automotive plc	36,301
512	Discovery Communications, Inc. (a)	14,894
278	DISH Network Corporation (a)	17,650
238	Dollar General Corporation	16,596
386	Dollar Tree, Inc. (a)	30,286
45	Domino's Pizza, Inc.	8,294
154	Expedia, Inc.	19,430
117	Foot Locker, Inc.	8,753
4,327	Ford Motor Company	50,366
355	Gap, Inc.	8,623
3,041	General Motors Company	107,530
95	Genuine Parts Company	8,779
285	Goodyear Tire & Rubber Company	10,260
638	Hanesbrands, Inc.	13,245
152	Harley-Davidson, Inc.	9,196
114	Hasbro, Inc.	11,379
172	Hilton Worldwide Holdings, Inc.	10,055
1,120	Home Depot, Inc.	164,450
2,074	Interpublic Group of Companies, Inc.	50,958
712	Johnson Controls International plc	29,989
159	Kohl's Corporation	6,330
270	L Brands, Inc.	12,717
751	Las Vegas Sands Corporation	42,860
81	Lear Corporation	11,468
287	Lennar Corporation	14,692

130	Liberty Broadband Corporation (a)	11,062
390	Liberty Interactive Corporation, QVC Group (a)	7,808
263	LKQ Corporation (a)	7,698
948	Lowe's Companies, Inc.	77,935
119	Lululemon Athletica, Inc. (a)	6,173
217	Macy's, Inc.	6,432
358	Marriott International, Inc.	33,716
382	Mattel, Inc.	9,783
681	McDonald's Corporation	88,264
536	MGM Resorts International	14,686
59	Mohawk Industries, Inc. (a)	13,540
466	Netflix, Inc. (a)	68,879
605	Newell Rubbermaid, Inc.	28,538
1,102	News Corporation	14,326
1,552	Nike, Inc.	86,493
419	Norwegian Cruise Line Holdings, Ltd. (a)	21,256
5	NVR, Inc. (a)	10,534
206	Omnicom Group, Inc.	17,759
86	O'Reilly Automotive, Inc. (a)	23,206
45	Priceline Group, Inc. (a)	80,099
493	PulteGroup, Inc.	11,610
327	Ross Stores, Inc.	21,540
280	Royal Caribbean Cruises, Ltd.	27,471
464	Scientific Games Corporation (a)	10,974
103	Scripps Networks Interactive, Inc.	8,072
5,275	Sirius XM Holdings, Inc.	27,166
1,240	Starbucks Corporation	72,404
489	Target Corporation	26,988
1,028	Thomson Reuters Corporation	44,440
78	Thor Industries, Inc.	7,498
1,216	Time Warner, Inc.	118,815
520	TJX Companies, Inc.	41,122
118	Tractor Supply Company	8,138
1,780	Twenty-First Century Fox, Inc.	57,654
57	Ulta Salon Cosmetics & Fragrance, Inc. (a)	16,258
329	V.F. Corporation	18,085
266	Viacom, Inc.	12,401
1,380	Walt Disney Company	156,478
85	Whirlpool Corporation	14,563
118	Wyndham Worldwide Corporation	9,946
543	Yum! Brands, Inc.	34,698
		2,977,500

	Consumer Staples - 10.1%
1,388	Altria Group, Inc.	99,131
476	Archer-Daniels-Midland Company	21,915
293	Brown-Forman Corporation	13,531
119	Bunge, Ltd.	9,432
164	Campbell Soup Company	9,387
201	Church & Dwight Company, Inc.	10,024
97	Clorox Company	13,078
3,285	Coca-Cola Company	139,415
576	Colgate-Palmolive Company	42,157
240	Conagra Brands, Inc.	9,682
198	Constellation Brands, Inc.	32,090
312	Costco Wholesale Corporation	52,319
1,082	CVS Health Corporation	84,937
163	Dr Pepper Snapple Group, Inc.	15,961
294	Estee Lauder Companies, Inc.	24,928
477	General Mills, Inc.	28,148
213	Hershey Company	23,270
427	Hormel Foods Corporation	14,787
415	HRG Group, Inc. (a)	8,018
55	Ingredion, Inc.	6,624
97	J.M. Smucker Company	12,715
313	Kellogg Company	22,727
306	Kimberly-Clark Corporation	40,279
1,709	Kraft Heinz Company	155,194
940	Kroger Company	27,721
100	McCormick & Company, Inc.	9,755
110	Mead Johnson Nutrition Company	9,799
339	Molson Coors Brewing Company	32,446
1,986	Mondelez International, Inc.	85,557
536	Monster Beverage Corporation (a)	24,747
1,130	Pepsico, Inc.	126,402
998	Philip Morris International, Inc.	112,674
2,154	Procter & Gamble Company	193,537
1,307	Reynolds American, Inc.	82,367
58	Spectrum Brands Holdings, Inc.	8,062
502	Sysco Corporation	26,064
388	Tyson Foods, Inc.	23,943
355	US Foods Holding Corporation (a)	9,933
1,082	Walgreens Boots Alliance, Inc.	89,860
2,489	Wal-Mart Stores, Inc.	179,407
132	WhiteWave Foods Company (a)	7,412
		1,939,435

	Energy - 4.3%
125	Anadarko Petroleum Corporation	7,750
406	Baker Hughes, Inc.	24,287
384	Cabot Oil & Gas Corporation	9,182
1,635	Chevron Corporation	175,550
129	Cimarex Energy Company	15,414
137	Concho Resources, Inc. (a)	17,583
435	ConocoPhillips	21,694
514	CONSOL Energy, Inc. (a)	8,625
288	Devon Energy Corporation	12,015
87	Diamondback Energy, Inc. (a)	9,023
183	EOG Resources, Inc.	17,852
2,013	Exxon Mobil Corporation	165,086
986	Halliburton Company	48,521
932	Kinder Morgan, Inc.	20,262
503	Marathon Oil Corporation	7,947
389	Marathon Petroleum Corporation	19,660
339	Newfield Exploration Company (a)	12,513
339	Noble Energy, Inc.	11,641
279	Occidental Petroleum Corporation	17,677
176	ONEOK, Inc.	9,757
270	Phillips 66	21,389
157	Pioneer Natural Resources Company	29,238
278	Range Resources Corporation	8,090
483	Rice Energy, Inc. (a)	11,447
540	Schlumberger, Ltd.	42,174
2,606	Southwestern Energy Company (a)	21,291
107	Tesoro Corporation	8,673
595	Transocean, Ltd. (a)	7,408
463	Valero Energy Corporation	30,692
535	Williams Companies, Inc.	15,831
		828,272

	Financials - 17.0%
105	Affiliated Managers Group, Inc.	17,214
350	AFLAC, Inc.	25,347
402	Allstate Corporation	32,759
704	Ally Financial, Inc.	14,312
951	American Express Company	75,234
86	American Financial Group, Inc.	8,206
1,255	American International Group, Inc.	78,350
235	Ameriprise Financial, Inc.	30,475
379	Aon plc	44,983
107	Arch Capital Group, Ltd. (a)	10,140
274	Arthur J Gallagher & Company	15,492
10,171	Bank of America Corporation	239,934
1,289	Bank of New York Mellon Corporation	60,879
647	BB&T Corporation	28,921
2,647	Berkshire Hathaway, Inc. (a)	441,202
155	BlackRock, Inc.	59,444
190	Brown & Brown, Inc.	7,927
440	Capital One Financial Corporation	38,130
277	CBRE Group, Inc. (a)	9,637
1,138	Charles Schwab Corporation	46,442
591	Chubb, Ltd.	80,524
95	Cincinnati Financial Corporation	6,866
184	CIT Group, Inc.	7,899
2,926	Citigroup, Inc.	175,033
620	Citizens Financial Group, Inc.	21,421
314	CME Group, Inc.	37,303
269	CNA Financial Corporation	11,882
162	Comerica, Inc.	11,110
461	Discover Financial Services	31,528
142	East West Bancorp, Inc.	7,329
34	Everest Re Group, Ltd.	7,950
50	FactSet Research Systems, Inc.	8,245
574	Fifth Third Bancorp	14,580
124	First Republic Bank	11,632
463	FNF Group	18,029
408	Franklin Resources, Inc.	17,193
482	Goldman Sachs Group, Inc.	110,725

352	Hartford Financial Services Group, Inc.	16,921
1,098	Huntington Bancshares, Inc.	14,702
547	Intercontinental Exchange, Inc.	32,749
504	Invesco, Ltd.	15,437
3,315	JPMorgan Chase & Company	291,190
702	KeyCorp	12,482
197	Lincoln National Corporation	12,894
310	Loews Corporation	14,499
117	M&T Bank Corporation	18,103
743	Marsh & McLennan Companies, Inc.	54,900
821	MetLife, Inc.	43,365
259	Moody's Corporation	29,018
1,827	Morgan Stanley	78,269
110	MSCI, Inc.	10,691
192	Nasdaq, Inc.	13,334
450	Navient Corporation	6,642
208	Northern Trust Corporation	18,009
412	PNC Financial Services Group, Inc.	49,539
282	Principal Financial Group, Inc.	17,797
540	Progressive Corporation	21,157
349	Prudential Financial, Inc.	37,231
151	Raymond James Financial, Inc.	11,515
901	Regions Financial Corporation	13,092
339	S&P Global, Inc.	44,321
146	SEI Investments Company	7,364
459	State Street Corporation	36,541
370	SunTrust Banks, Inc.	20,461
696	Synchrony Financial	23,873
243	T. Rowe Price Group, Inc.	16,560
488	TD Ameritrade Holding Corporation	18,964
269	Travelers Companies, Inc.	32,425
238	Unum Group	11,160
1,410	US Bancorp	72,615
215	Voya Financial, Inc.	8,161
4,683	Wells Fargo & Company	260,656
349	XL Group, Ltd.	13,911
173	Zions Bancorporation	7,266
		3,272,091

	Health Care - 12.2%
1,314	Abbott Laboratories	58,355
2,102	AbbVie, Inc.	136,966
319	Aetna, Inc.	40,688
223	Agilent Technologies, Inc.	11,790
244	Alexion Pharmaceuticals, Inc. (a)	29,583
73	Align Technology, Inc. (a)	8,374
241	AmerisourceBergen Corporation	21,329
621	Amgen, Inc.	101,887
221	Anthem, Inc.	36,549
447	Baxter International, Inc.	23,181
199	Becton, Dickinson and Company	36,505
206	Biogen, Inc. (a)	56,325
1,018	Boston Scientific Corporation (a)	25,318
1,424	Bristol-Myers Squibb Company	77,437
62	C.R. Bard, Inc.	15,410
259	Cardinal Health, Inc.	21,121
928	Celgene Corporation (a)	115,471
197	Centene Corporation (a)	14,038
245	Cerner Corporation (a)	14,418
225	Cigna Corporation	32,960
40	Cooper Companies, Inc.	7,996
113	DaVita HealthCare Partners, Inc. (a)	7,681
156	DENTSPLY SIRONA, Inc.	9,741
183	Edwards Lifesciences Corporation (a)	17,215
758	Eli Lilly & Company	63,755
659	Express Scripts Holding Company (a)	43,435
1,056	Gilead Sciences, Inc.	71,724
472	HCA Holdings, Inc. (a)	42,003
57	Henry Schein, Inc. (a)	9,688
115	Humana, Inc.	23,706
52	IDEXX Laboratories, Inc. (a)	8,040
82	Illumina, Inc. (a)	13,992
186	Incyte Corporation (a)	24,863
26	Intuitive Surgical, Inc. (a)	19,928
1,917	Johnson & Johnson	238,762
81	Laboratory Corporation of America Holdings (a)	11,621
208	Mallinckrodt plc (a)	9,271
169	McKesson Corporation	25,056
886	Medtronic plc	71,376
2,383	Merck & Company, Inc.	151,416
20	Mettler-Toledo International, Inc. (a)	9,578
492	Mylan NV (a)	19,183
5,400	Pfizer, Inc.	184,734
101	Quest Diagnostics, Inc.	9,917
193	Quintiles Transnational Holdings, Inc. (a)	15,542
83	Regeneron Pharmaceuticals, Inc. (a)	32,163
313	Stryker Corporation	41,206
328	Thermo Fisher Scientific, Inc.	50,381
61	United Therapeutics Corporation (a)	8,258
997	UnitedHealth Group, Inc.	163,518
99	Universal Health Services, Inc.	12,321
52	Waters Corporation (a)	8,128
93	WellCare Health Plans, Inc. (a)	13,040
157	Zimmer Biomet Holdings, Inc.	19,171
435	Zoetis, Inc.	23,216
		2,359,330

	Industrials - 9.6%
454	3M Company	86,864
45	Acuity Brands, Inc.	9,180
201	Air Lease Corporation	7,789
141	Alaska Air Group, Inc.	13,003
22	AMERCO	8,386
489	American Airlines Group, Inc.	20,685
184	AMETEK, Inc.	9,951
148	AO Smith Corporation	7,572
584	Arconic, Inc.	15,383
628	Boeing Company	111,068
274	Caterpillar, Inc.	25,416
119	CH Robinson Worldwide, Inc.	9,197
128	Copart, Inc. (a)	7,927
769	CSX Corporation	35,797
115	Cummins, Inc.	17,388
401	Danaher Corporation	34,297
212	Deere & Company	23,078
748	Delta Air Lines, Inc.	34,378
93	Dover Corporation	7,473
344	Eaton Corporation plc	25,508
390	Emerson Electric Company	23,345
94	Equifax, Inc.	12,854
139	Expeditors International of Washington, Inc.	7,852
208	Fastenal Company	10,712
292	FedEx Corporation	56,984
239	Fortive Corporation	14,393
174	Fortune Brands Home & Security, Inc.	10,588
244	General Dynamics Corporation	45,677
9,412	General Electric Company	280,478
275	HD Supply Holdings, Inc. (a)	11,309
656	Honeywell International, Inc.	81,915
46	Huntington Ingalls Industries, Inc.	9,211
246	Illinois Tool Works, Inc.	32,588
245	Ingersoll-Rand plc	19,923
93	JB Hunt Transport Services, Inc.	8,532
109	Kansas City Southern	9,348
57	L3 Technologies, Inc.	9,421
58	Lennox International, Inc.	9,703
238	Lockheed Martin Corporation	63,689
88	Macquarie Infrastructure Corporation	7,091
283	Masco Corporation	9,619
265	Nielsen Holdings plc	10,947
275	Norfolk Southern Corporation	30,792
139	Northrop Grumman Corporation	33,060
245	PACCAR, Inc.	16,464
111	Parker-Hannifin Corporation	17,795
162	Pentair plc	10,170
226	Raytheon Company	34,465
247	Republic Services, Inc.	15,514
75	Rockwell Automation, Inc.	11,678
97	Rockwell Collins, Inc.	9,424
73	Roper Technologies, Inc.	15,074
52	Snap-on, Inc.	8,771
665	Southwest Airlines Company	35,750
127	Stanley Black & Decker, Inc.	16,874
223	Textron, Inc.	10,613
75	TransDigm Group, Inc.	16,512
655	Union Pacific Corporation	69,378
241	United Continental Holdings, Inc. (a)	17,024

730	United Parcel Service, Inc.	78,329
106	United Rentals, Inc. (a)	13,255
670	United Technologies Corporation	75,181
111	Verisk Analytics, Inc. (a)	9,007
44	W.W. Grainger, Inc.	10,241
292	Waste Management, Inc.	21,293
235	XPO Logistics, Inc. (a)	11,254
161	Xylem, Inc.	8,085
		1,852,522

	Information Technology - 21.7%
517	Accenture plc	61,978
434	Activision Blizzard, Inc.	21,639
512	Adobe Systems, Inc. (a)	66,627
113	Akamai Technologies, Inc. (a)	6,746
62	Alliance Data Systems Corporation	15,438
646	Alphabet, Inc. (a)	547,679
219	Amphenol Corporation	15,586
273	Analog Devices, Inc.	22,372
4,519	Apple, Inc.	649,200
1,473	Applied Materials, Inc.	57,300
63	Arista Networks, Inc. (a)	8,333
335	Automatic Data Processing, Inc.	34,301
336	Broadcom, Ltd.	73,571
232	CA, Inc.	7,359
130	CDW Corporation	7,502
3,903	Cisco Systems, Inc.	131,921
129	Citrix Systems, Inc. (a)	10,757
626	Cognizant Technology Solutions Corporation (a)	37,260
199	CommScope Holding Company, Inc. (a)	8,300
121	Computer Sciences Corporation	8,350
280	Corning, Inc.	7,560
152	Electronic Arts, Inc. (a)	13,607
3,729	Facebook, Inc. (a)	529,704
315	Fidelity National Information Services, Inc.	25,080
1,381	First Data Corporation (a)	21,406
149	Fiserv, Inc. (a)	17,181
96	FleetCor Technologies, Inc. (a)	14,537
171	Global Payments, Inc.	13,796
87	Harris Corporation	9,681
1,039	Hewlett Packard Enterprise Company	24,624
1,113	HP, Inc.	19,900
4,373	Intel Corporation	157,734
435	International Business Machines Corporation	75,751
139	Intuit, Inc.	16,123
277	Juniper Networks, Inc.	7,709
143	KLA-Tencor Corporation	13,595
194	Lam Research Corporation	24,902
478	Marvell Technology Group Ltd	7,294
835	MasterCard, Inc.	93,912
187	Maxim Integrated Products, Inc.	8,408
227	Microchip Technology, Inc.	16,748
2,400	Micron Technology, Inc. (a)	69,360
5,462	Microsoft Corporation	359,727
212	Motorola Solutions, Inc.	18,279
200	NCR Corporation (a)	9,136
230	NetApp, Inc.	9,626
530	NVIDIA Corporation	57,733
503	ON Semiconductor Corporation (a)	7,791
2,960	Oracle Corporation	132,046
248	Paychex, Inc.	14,607
981	Paypal Holdings, Inc. (a)	42,203
1,024	QUALCOMM, Inc.	58,716
141	Red Hat, Inc. (a)	12,197
579	salesforce.com, Inc. (a)	47,762
198	Skyworks Solutions, Inc.	19,400
780	Symantec Corporation	23,930
678	Texas Instruments, Inc.	54,620
149	Total System Services, Inc.	7,966
212	Vantiv, Inc. (a)	13,593

2,336	Visa, Inc.	207,600
324	VMware, Inc. (a)	29,853
361	Western Digital Corporation	29,793
381	Western Union Company	7,753
1,308	Xerox Corporation	9,601
165	Xilinx, Inc.	9,552
548	Yahoo!, Inc. (a)	25,433
		4,189,748

	Materials - 2.7%
153	Air Products & Chemicals, Inc.	20,699
94	Albemarle Corporation	9,930
236	Ball Corporation	17,525
176	Berry Plastics Group, Inc. (a)	8,548
128	Celanese Corporation	11,501
332	CF Industries Holdings, Inc.	9,744
234	Chemours Company	9,009
547	Dow Chemical Company	34,756
336	E.I. du Pont de Nemours and Company	26,991
149	Eastman Chemical Company	12,039
232	Ecolab, Inc.	29,079
129	FMC Corporation	8,977
1,893	Freeport-McMoRan, Inc. (a)	25,291
301	International Paper Company	15,285
375	LyondellBasell Industries NV	34,196
72	Martin Marietta Materials, Inc.	15,714
305	Monsanto Company	34,526
266	Mosaic Company	7,762
237	Newmont Mining Corporation	7,812
350	Nucor Corporation	20,902
606	Platform Specialty Products Corporation (a)	7,890
188	PPG Industries, Inc.	19,755
208	Praxair, Inc.	24,669
87	Sherwin-Williams Company	26,987
819	Southern Copper Corporation	29,394
295	Steel Dynamics, Inc.	10,254
221	United States Steel Corporation	7,472
76	Valspar Corporation	8,432
158	Vulcan Materials Company	19,036
		514,175
	Real Estate - 1.9%
602	AGNC Investment Corporation (b)	11,974
357	American Tower Corporation (b)	43,390
1,600	Annaly Capital Management, Inc. (b)	17,776
65	AvalonBay Communities, Inc. (b)	11,934
257	Crown Castle International Corporation (b)	24,274
1,010	CYS Investments, Inc. (b)	8,029
93	Digital Realty Trust, Inc. (b)	9,894
137	EPR Properties (b)	10,088
51	Equinix, Inc. (b)	20,419
165	Equity Residential (b)	10,266
103	Extra Space Storage, Inc. (b)	7,662
672	GGP, Inc. (b)	15,577
385	Host Hotels & Resorts, Inc. (b)	7,184
282	Kimco Realty Corporation (b)	6,229
392	Prologis, Inc. (b)	20,337
93	Public Storage (b)	20,359
135	Realty Income Corporation (b)	8,037
98	SBA Communications Corporation (a) (b)	11,796
230	Simon Property Group, Inc. (b)	39,567
257	Ventas, Inc. (b)	16,715
937	VEREIT, Inc. (b)	7,955
75	Vornado Realty Trust (b)	7,523
293	Welltower, Inc. (b)	20,750
394	Weyerhaeuser Company (b)	13,388
		371,123

	Telecommunication Services - 2.5%
5,170	AT&T, Inc.	214,814
421	CenturyLink, Inc.	9,923
2,892	Frontier Communications Corporation	6,189
218	Level 3 Communications, Inc. (a)	12,474
1,403	Sprint Corporation (a)	12,178
853	T-Mobile US, Inc. (a)	55,095
3,419	Verizon Communications, Inc.	166,676
216	Zayo Group Holdings, Inc. (a)	7,106
		484,455

	Utilities - 2.4%
698	AES Corporation	7,804
216	Ameren Corporation	11,791
445	American Electric Power Company, Inc.	29,873
130	American Water Works Company, Inc.	10,110
350	CenterPoint Energy, Inc.	9,649
258	Consolidated Edison, Inc.	20,036
488	Dominion Resources, Inc.	37,854
135	DTE Energy Company	13,785
577	Duke Energy Corporation	47,320
237	Edison International	18,868
132	Entergy Corporation	10,027
267	Eversource Energy	15,694
952	Exelon Corporation	34,253
500	FirstEnergy Corporation	15,910
224	NextEra Energy, Inc.	28,755
438	NRG Energy, Inc.	8,191
464	PG&E Corporation	30,791
95	Pinnacle West Capital Corporation	7,921
405	Public Service Enterprise Group	17,962
127	SCANA Corporation	8,299
938	Southern Company	46,694
198	WEC Energy Group, Inc.	12,005
463	Xcel Energy, Inc.	20,580
		464,172
	TOTAL COMMON STOCKS (Cost $16,912,203)	19,252,823

	SHORT-TERM INVESTMENTS - 0.1%
19,966	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.60%*	19,966
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,966)	19,966
	TOTAL INVESTMENTS (Cost $16,932,169) - 99.9%	19,272,789
	Other Assets in Excess of Liabilities - 0.1%	15,382
	NET ASSETS - 100.0%	$19,288,171

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Real Estate Investment Trust (REIT)
*	Rate shown is the annualized seven - day yield as of March 31, 2017

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor Financial
Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services LLC.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments	$16,932,169
Gross unrealized appreciation	2,570,487
Gross unrealized depreciation	(229,867)
Net unrealized appreciation	$2,340,620

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$19,252,823	$-	$-	$19,252,823
Short-Term Investments	19,966	-	-	$19,966
Total Investments in Securities	$19,272,789	$-	$-	$19,272,789
^See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2017, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant's President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)* /s/ Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date May 30, 2017

By (Signature and Title)* /s/ Kristen M. Weitzel
                                              Kristen M. Weitzel, Treasurer (principal financial officer)

Date May 30, 2017

* Print the name and title of each signing officer under his or her signature.